LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,751	$ 15,967
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	18,373	$ 16,130
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,555
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,719
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	890
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 12,159